Acquisition Of Maryland Bankcorp, Inc.	12 Months Ended
Dec. 31, 2011
Acquisition Of Maryland Bankcorp, Inc. [Abstract]
Acquisition Of Maryland Bankcorp, Inc.

2.         Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Bancshares’ common stock.  We paid cash for any fractional shares of Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

2.         Acquisition of Maryland Bankcorp, Inc. (Continued)

As required by the acquisition method of accounting, we have adjusted the acquired assets and liabilities of Maryland Bankcorp to their estimated fair value on the date of acquisition and added them to those of Bancshares.  Based on management’s preliminary valuation of the fair value of tangible and intangible assets acquired and liabilities assumed, which we have based on estimates and assumptions that are subject to change, we have allocated the purchase price for Maryland Bankcorp as follows:

April 1, 2011	(000's)
Cash and cash equivalents	$ 41,967
Investment securities	71,434
Loans	190,826
Restricted equity securities	1,575
Premises and equipment	4,457
Accrued interest receivable	1,129
Prepaid taxes	1,231
Deferred income taxes	8,175
Bank owned life insurance	7,504
Prepaid pension costs	1,245
Other real estate owned	1,834
Other assets	3,398
Deposits	(297,506)
Short term borrowings	(19,394)
Deferred compensation	(3,330)
Accrued expenses & liabilities	(2,355)
Net tangible assets acquired	12,190
Definite lived intangible assets acquired	5,003
Goodwill(1)	634
Net intangible assets acquired	5,637
Cash consideration	1,000
Total purchase price	$ 18,827

(1) Within the measurement period, goodwill was increased $492,070 due to final measurement of liabilities associated with the acquisition.

2.         Acquisition of Maryland Bankcorp, Inc. (Continued)

We have not included any provision for loan losses during the period for loans acquired from MB&T.  In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date. The following table presents the fair value adjustments to the loans and other real estate owned:

Fair Value of Acquired
Loans & Other Real Estate Owned

Loan & Other Real Estate Owned Fair Value Adjustments	April 1, 2011	Accretion To Income	Other(1)	December 31, 2011
Gross Loans	$ 208,504,534	$ -	$ -	$ 150,290,449
Real estate loans	(16,845,440)	1,725,898	1,082,235	(14,037,307)
Commercial loans	(788,359)	150,497	8,640	(629,222)
Consumer loans	(44,694)	3,624	(2)	(41,072)
Total Fair Value Adjustments Loans	(17,678,493)	1,880,019	1,090,873	(14,707,601)
Fair Value of Acquired Loans	$ 190,826,041			$ 135,582,848

Other real estate owned	$ 5,394,870	$ -	$ -	$ 6,177,407
Fair value adjustments other real estate owned	(3,560,419)	344,425	(828,635)	(4,044,629)
Fair value other real estate owned	$ 1,834,451			$ 2,132,778

(1)	Transferred, sold or charged off.

Prior to the end of the measurement period, April 1, 2012, if additional information becomes available which indicates the purchase price allocations require adjustments, we will include such adjustments in the purchase price allocation retrospectively.

1.	Acquisition of Maryland Bankcorp, Inc. (Continued)

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years as follows:

Years ended December 31,	Core Deposit Premium
2011	$ 584,024
2012	727,422
2013	659,052
2014	590,682
2015	522,312
2016	453,941
2017	385,571
2018	317,201
2019	248,831
2020	177,935
2021	125,459
2022	88,601
2023	52,521
2024	26,794
2025	17,740
2026	13,010
2027	8,279
2028	3,105
2029	447
Total	$ 5,002,927

We have allocated the remaining purchase price to goodwill. We will evaluate goodwill annually for impairment.  The goodwill will not be deductible for tax purposes.

2.         Acquisition of Maryland Bankcorp, Inc. (Continued)

            Pro Forma Results

            The following schedule includes consolidated statements of income data for the unaudited pro forma results for the periods ended December 31, 2011, 2010 and 2009 as if the MB&T acquisition had occurred as of the beginning of the periods presented (000’s).

Years Ended December 31,	2011	2010	2009
Net interest income	$ 27,102	$ 28,441	$ 25,246
Other non-interest revenue	2,741	3,940	4,107
Total revenue	29,843	32,381	29,353
Provision expense	1,800	5,021	900
Other non-interest expense	20,812	26,256	23,543
Income before income taxes	7,231	1,104	4,910
Income tax expense	1,945	376	1,714
Net income	5,286	728	3,196
Less: Net income (loss attributable to the non-controlling interest)	(148)	(73)	87
Net income available to Old Line Bancshares, Inc.	5,434	801	3,109
Preferred stock dividend and discount accretion	-	-	486
Net income available to common stockholders	5,434	801	2,623
Basic earnings per share	$ 0.80	$ 0.14	$ 0.46
Diluted earnings per share	$ 0.79	$ 0.14	$ 0.46

We have presented the pro forma financial information for illustrative purposes only and it is not necessarily indicative of the financial results of the combined companies if we had actually completed the acquisition at the beginning of the periods presented, nor does it indicate future results for any other interim or full year period.  Pro forma basic and diluted earnings per common share were calculated using Bancshares’ actual weighted average shares outstanding for the periods presented, plus the incremental shares issued, assuming the acquisition occurred at the beginning of the periods presented.

The following is an outline of the expenses that we have incurred during the years ended December 31, 2010 and 2011 in conjunction with the merger:

Years ended December 31,	2011	2010
Data processing	$ 64,811	$ 132,500
Salaries	203,600	96,729
MB&T Director Compensation	87,500	-
Advisory & legal fees	218,410	345,140
	$ 574,321	$ 574,369